Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00000002 per share
Amount Registered | shares	2,542,050
Proposed Maximum Offering Price per Unit | shares	1.28
Maximum Aggregate Offering Price | $	$ 3,253,824
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 449.35
Offering Note

[1] Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the registrant’s common stock, $0.00000002 par value (the “Common Stock”) which become issuable under the Lite Strategy, Inc. 2026 Omnibus Equity Compensation Plan by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.

Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market on September 22, 2026.